Consolidated Statements of Stockholders' Equity - USD ($)	The 401(k) Plan [Member] Common Stock Outstanding [Member]	The 401(k) Plan [Member] Additional Paid-in Capital [Member]	The 401(k) Plan [Member] Treasury Stock [Member]	The 401(k) Plan [Member] Unallocated Common Stock Held by Benefit Plans [Member]	The 401(k) Plan [Member] AOCI Attributable to Parent [Member]	The 401(k) Plan [Member] Retained Earnings [Member]	The 401(k) Plan [Member]	The 2018 Stock Incentive Plan [Member] Common Stock Outstanding [Member]	The 2018 Stock Incentive Plan [Member] Additional Paid-in Capital [Member]	The 2018 Stock Incentive Plan [Member] Treasury Stock [Member]	The 2018 Stock Incentive Plan [Member] Unallocated Common Stock Held by Benefit Plans [Member]	The 2018 Stock Incentive Plan [Member] AOCI Attributable to Parent [Member]	The 2018 Stock Incentive Plan [Member] Retained Earnings [Member]	The 2018 Stock Incentive Plan [Member]	The 2008 Stock Option Plan [Member] Common Stock Outstanding [Member]	The 2008 Stock Option Plan [Member] Additional Paid-in Capital [Member]	The 2008 Stock Option Plan [Member] Treasury Stock [Member]	The 2008 Stock Option Plan [Member] Unallocated Common Stock Held by Benefit Plans [Member]	The 2008 Stock Option Plan [Member] AOCI Attributable to Parent [Member]	The 2008 Stock Option Plan [Member] Retained Earnings [Member]	The 2008 Stock Option Plan [Member]	Common Stock Outstanding [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Unallocated Common Stock Held by Benefit Plans [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
BALANCE (in shares) at Dec. 31, 2017																						1,920,024
Balance beginning of the year at Dec. 31, 2017																						$ 28,000	$ 14,481,000	$ (4,675,000)	$ (277,000)	$ (15,000)	$ 12,643,000	$ 22,185,000
Common stock allocated by ESOP (14,428 shares)																							124,000		68,000			192,000
Treasury stock purchased (in shares)																						(60,711)
Treasury stock purchased																								(795,000)	2,000			(793,000)
Reissuance of treasury stock (in shares)	4,793							4,997							106,844
Reissuance of treasury stock		$ 37,000	$ 27,000				$ 64,000		$ (28,000)	$ 28,000						$ (57,000)	$ 591,000				$ 534,000
Stock based compensation expense																							148,000					148,000
Release of 4,664 vested RRP shares																							(22,000)		22,000
Cash dividends declared																											(511,000)	(511,000)
Net Income																											2,004,000	2,004,000
Other comprehensive income (loss), net																										13,000		$ 13,000
BALANCE (in shares) at Dec. 31, 2018																						1,975,947						1,975,947
Balance end of the year at Dec. 31, 2018																						$ 28,000	14,683,000	(4,824,000)	(185,000)	(2,000)	14,136,000	$ 23,836,000
Common stock allocated by ESOP (14,428 shares)																							119,000		67,000			186,000
Treasury stock purchased (in shares)																						(27,297)
Treasury stock purchased																								(339,000)				(339,000)
Reissuance of treasury stock (in shares)	2,986							9,721							23,500
Reissuance of treasury stock		$ 20,000	$ 18,000				$ 38,000		$ (57,000)	$ 57,000						$ 52,000	$ 138,000				$ 190,000
Stock based compensation expense																							173,000					173,000
Cash dividends declared																											(676,000)	(676,000)
Net Income																											2,477,000	2,477,000
Other comprehensive income (loss), net																										22,000		$ 22,000
BALANCE (in shares) at Dec. 31, 2019																						1,984,857						1,984,857
Balance end of the year at Dec. 31, 2019																						$ 28,000	$ 14,990,000	$ (4,950,000)	$ (118,000)	$ 20,000	$ 15,937,000	$ 25,907,000